Consolidated Schedule of Investments (unaudited)	iShares® Bloomberg Roll Select Commodity Strategy ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Paper

Amcor Finance (USA) Inc., 0.17%, 02/08/22(a)	$9,000	$8,999,668
Banco Santander SA, 0.21%, 04/01/22(a)	7,000	6,997,550
Bank of Nova Scotia, 0.07%, 02/28/22(a)	8,000	7,999,564
Barton Capital Corp., 0.08%, 02/01/22(a)	7,975	7,974,982
BASF SE, 0.20%, 03/28/22(a)	9,000	8,997,214
Brighthouse Financial Short Term Fund, 0.23%, 03/25/22(a)	6,000	5,997,966
Cancara Asset Securitization LLC, 0.18%, 02/23/22(a)	2,000	1,999,876
DBS Bank Ltd., 0.09%, 02/07/22(a)	7,600	7,599,867
Duke Energy Corp.
0.19%, 02/17/22(a)	7,000	6,999,388
0.27%, 03/22/22(a)	5,000	4,998,146
Enbridge (U.S.) Inc., 0.41%, 03/23/22(a)	3,000	2,998,249
Enbridge (US) Inc., 0.38%, 02/25/22(a)	5,000	4,998,667
ENGIE SA, 0.11%, 03/04/22(a)	3,750	3,749,637
Eversource Energy
0.13%, 02/08/22(a)	4,250	4,249,877
0.13%, 02/09/22(a)	4,250	4,249,862
Federation Des Caisses, 0.11%, 03/09/22(a)	2,800	2,799,686
Fidelity National Information Services Inc.
0.27%, 03/15/22(a)	2,500	2,499,188
0.27%, 03/16/22(a)	5,000	4,998,332
Gotham Funding Corp., 0.26%, 04/07/22(a)	2,500	2,498,882
Hyundai Capital America, 0.17%, 02/14/22(a)	2,500	2,499,831
Ionic Capital II Trust, 0.15%, 03/10/22(a)	3,000	2,999,535
La Fayette Asset Security, 0.15%, 02/07/22(a)	4,000	3,999,938
Lime Funding LLC, 0.21%, 02/23/22(a)	5,300	5,299,672
LMA Americas LLC, 0.31%, 04/21/22(a)	3,000	2,998,180
Macquarie Bank Ltd.
0.08%, 02/08/22(a)	800	799,985
0.12%, 02/28/22(a)	4,000	3,999,636
Nationwide Building Soc, 0.11%, 02/22/22(a)	800	799,946
Nutrien Ltd., 0.31%, 03/16/22(a)(b)	1,865	1,864,287
Ontario Power Generation, 0.00%, 03/01/22(a)(c)	6,222	6,220,645
Santander UK PLC, 0.22%, 04/11/22(a)	2,500	2,498,916
Sheffield Receivables Corp., 0.22%, 03/15/22(a)	1,000	999,805
Sherwin Williams Co., 0.18%, 02/08/22(a)	9,000	8,999,640
Skandinaviska Enskilda Banken AB, 0.14%, 04/04/22(a)	9,000	8,997,732

Security	Par/ Shares (000)	Value
Stanley Works, 0.23%, 03/25/22(a)	$9,000	$8,996,939
Starbird Funding Corp., 0.21%, 02/07/22(a)	9,000	8,999,860
Union Electric Co., 0.23%, 02/22/22(a)	7,000	6,999,020
Victory Receivables Corp., 0.25%, 04/01/22(a)	8,000	7,997,067
VW Credit Inc., 0.20%, 02/14/22(a)	9,000	8,999,286
WEC ENERGY GROUP Inc., 0.16%, 02/07/22(a)	500	499,984

Total Commercial Paper — 78.5%
(Cost: $197,075,283)		197,076,505

U.S. Treasury Obligations
U.S. Treasury Bill
0.03%, 02/22/22(a)	3,300	3,299,944
0.03%, 03/10/22(a)	14,800	14,799,502
0.08%, 03/24/22(a)	2,950	2,949,676

Total U.S. Treasury Obligations — 8.4%
(Cost: $21,049,158)		21,049,122

Money Market Funds

BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	25,740	25,740,000

Total Money Market Funds — 10.2%
(Cost: $25,740,000)		25,740,000

Total Investments in Securities — 97.1%
(Cost: $243,864,441)		243,865,627

Other Assets, Less Liabilities — 2.9%		7,177,912

Net Assets — 100.0%		$251,043,539

(a)	Rates are discount rates or a range of discount rates as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$19,480,000	$6,260,000	(a)	$—	$—	$—	$25,740,000	25,740	$369	$—

(a)	Represents net amount purchased (sold).

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Bloomberg Roll Select Commodity Strategy ETF
January 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Bloomberg Roll Select Index	8,772	03/16/22	$248,107	$22,854,676

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Commercial Paper	$—	$197,076,505	$—	$197,076,505
U.S. Treasury Obligations	—	21,049,122	—	21,049,122
Money Market Funds	25,740,000	—	—	25,740,000
	$25,740,000	$218,125,627	$—	$243,865,627
Derivative financial instruments(a)
Assets
Futures Contracts	$22,854,676	$—	$—	$22,854,676

(a) Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2